Other Long-Term Financial Liabilities (Details) - Schedule of other long-term financial liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other long-term financial liabilities [Abstract]
Derivative liabilities (Note 29)		$ 5,448
Security deposits	976	473
Satellite performance incentive payments	22,859	29,578
Other long-term financial liabilities	$ 23,835	$ 35,499